Expense Example - First Trust WCM Focused Global Growth Fund	Dec. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 478
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,038
Expense Example, with Redemption, 10 Years	1,863
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,379
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190